CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interest CNY (¥)
Beginning Balance at Dec. 31, 2016	¥ (2,560,483)		¥ 0	¥ 0	¥ 238,298	¥ (2,798,781)
Beginning Balance (in shares) at Dec. 31, 2016 | shares			84,000,000	116,000,000
Net income	539,545					539,545
Share-based compensation	89,396				89,396
Ending Balance at Dec. 31, 2017	(1,931,542)		¥ 0	¥ 0	327,694	(2,259,236)
Ending Balance (in shares) at Dec. 31, 2017 | shares			84,000,000	116,000,000
Net income	611,758					611,758
Dividend distributed to shareholders	(400,000)					(400,000)
Share-based compensation	67,778				67,778
Ending Balance at Dec. 31, 2018	(1,652,006)		¥ 0		395,472	(2,047,478)
Ending Balance (in shares) at Dec. 31, 2018 | shares			84,000,000	116,000,000
Shares issued in initial public offering ("IPO")	234,354				234,354
Shares issued in initial public offering ("IPO") (in shares) | shares			16,100,000
Capital contribution from noncontrolling interest shareholders	815							¥ 815
Net income	527,185	$ 75,724				527,747		(562)
Foreign currency translation adjustments	471	68					¥ 469	2
Share-based compensation	147,582				147,582
Ending Balance at Dec. 31, 2019	¥ (741,599)	$ (106,524)	¥ 0	¥ 0	¥ 777,408	¥ (1,519,731)	¥ 469	¥ 255
Ending Balance (in shares) at Dec. 31, 2019 | shares			100,100,000	116,000,000